Frontier HyperiUS Global Equity Fund
Frontier HyperiUS Global Equity Fund
Investment Objective.
The investment objective of the Frontier HyperiUS Global Equity (the “Fund”) is to seek long-term capital growth.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier HyperiUS Global Equity Fund - USD ($)	Institutional Class Shares	Service Class Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier HyperiUS Global Equity Fund		Institutional Class Shares	Service Class Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee	[1]	none	0.15%
Additional Other Expenses		0.68%	0.68%
Total Other Expenses		0.68%	0.83%
Total Annual Fund Operating Expenses		1.48%	1.63%
Fee Waiver	[2]	(0.68%)	(0.68%)
Total Annual Fund Operating Expenses After Fee Waiver		0.80%	0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund's average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap agreement will continue in effect until October 31, 2020 and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier HyperiUS Global Equity Fund - USD ($)	1 Year	3 Years
Institutional Class Shares	82	401
Service Class Shares	97	448

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund had not yet commenced operations as of the date of this Prospectus, there is no portfolio turnover information to provide at this time.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks and American depositary receipts (“ADRs”) of issuers listed on U.S. and international stock exchanges.  The Fund is non-diversified.  The Fund invests in a portfolio of companies that the Fund’s subadviser, Hyperion Asset Management Limited (doing business as H.A.M.L.) (the “Subadviser”), believes have superior growth prospects and attractive risk-adjusted return profiles.  The Fund will normally hold a limited number (generally 15 to 30) of companies in its portfolio.  With respect to the Fund’s non-U.S. investments, the Fund invests primarily in companies located in developed countries but may also invest in companies located in emerging markets as part of its principal investment strategy.  Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and invest at least 40% of its net assets in non-U.S. companies.  The Subadviser may reduce this 40% minimum investment amount to 30% if it deems conditions in non-U.S. markets to be unfavorable.

There are no restrictions on the market capitalization of the companies in which the Fund may invest, although the average market capitalization is expected to range between U.S. $20 billion and U.S. $400 billion. Under normal market conditions, the minimum market capitalization of companies in which the Fund invests will be over U.S. $1 billion at the time of purchase.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  Volatility in share price is an inherent characteristic of equity markets.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Active Share Risks.  The Fund may frequently have high “active share,” which measures how much the holdings of the Fund differ from those of the securities in the Fund’s benchmark index, the MSCI World Index.  Funds that have low active share closely resemble the composition of their benchmark index.  Active share is often used as a gauge of active management.  A fund with high active share generally means that the fund’s holdings are meaningfully different from the composition of its benchmark index, in terms of both the securities held and their weightings.  A high level of active share may result in increased return dispersion, volatility and downside risks.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

Emerging Markets Risks.  Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights than more developed foreign markets.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid than securities in more developed markets.

American Depositary Receipts Risks.  The risks of ADRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Large Capitalization Risks.  Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Small- and Medium-Capitalization Companies Risk. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.  Stocks of small- and medium-sized companies may underperform the stocks of larger companies as an asset class.

Growth Investing Risks.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.  Additionally, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

New Fund Risks.  As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that the Subadviser would like to sell.  The Subadviser may have to lower the price, sell other securities instead or forego an investment opportunity.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.
Performance information for the Fund is not included because the Fund only recently commenced operations.